Compensation of key management (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of employee benefits
Key management includes the Company’s directors, members of the Executive Committee and members of Senior Management. Compensation to key management consisted of:

	2022	2021
	$	$

Salaries and short-term employee benefits	9,929	8,891
Share-based payments	14,276	11,946
	24,205	20,837